Commitments and Contingent Liabilities	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

Note 12—Commitments and Contingent Liabilities

The Corporation is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and financial guarantees which involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheets. The contract amounts of those instruments reflect the extent of involvement and exposure to credit loss the Corporation has in particular classes of financial instruments. The same credit policies are used in making commitments and conditional obligations as for on-balance-sheet instruments.

Financial instruments whose contract amounts represent credit risk are as follows:

	June 30, 2014	December 31, 2013
	(In thousands)
Commitments to extend credit	$82,532	$26,054
Unused commitments	786	657
Unused lines of credit:
Home equity	113,941	109,414
Credit cards	22,711	22,751
Commercial	104,052	54,840
Letters of credit	17,857	17,131
Credit enhancement under the Federal Home Loan Bank of Chicago Mortgage Partnership Finance Program	15,877	15,877

Commitments to extend credit are in the form of a loan in the near future. Unused lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract and may be drawn upon at the borrowers’ discretion. Letters of credit commit the Corporation to make payments on behalf of customers when certain specified future events occur. Commitments and letters of credit primarily have fixed expiration dates or other termination clauses and may require payment of a fee. As some such commitments expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Corporation evaluates each customer’s creditworthiness on a case-by-case basis. With the exception of credit card lines of credit, the Corporation primarily extends credit on a secured basis. Collateral obtained consists primarily of single-family residences and income-producing commercial properties.

At June 30, 2014, the Corporation has $5.4 million of reserves on unfunded commitments, unused lines of credit, letters of credit and $2.4 million of reserves for repurchase of sold loans classified in other liabilities. The Corporation intends to fund commitments through current liquidity.

The Corporation previously participated in the Mortgage Partnership Finance Program of the FHLB of Chicago (“MPF Program”). Pursuant to the credit enhancement feature of the MPF Program, the Corporation retained a secondary credit loss exposure in the amount of $15.9 million at June 30, 2014 related to approximately $191.9 million of residential mortgage loans that the Corporation has originated and is still outstanding as agent for the FHLB of Chicago. Under the credit enhancement, the FHLB of Chicago is liable for losses on loans up to one percent of the original delivered loan balances in each pool up to the point the credit enhancement is reset. After the credit enhancement resets, the FHLB of Chicago loss contingency could be reduced depending upon losses experienced and loan balances. The Corporation is then liable for losses over and above the FHLB of Chicago first loss position up to a contractually agreed-upon maximum amount in each pool that was delivered to the Program. The Corporation receives a monthly fee for this credit enhancement obligation based on the outstanding loan balances. The monthly fee received is net of losses under the MPF Program. The MPF Program was discontinued in 2008 in its present format and the Corporation no longer funds loans through the MPF Program.

Other loans sold to investors with recourse to the Corporation met the underwriting standards of the investor and the Corporation at the time of origination. In the event of default by the borrower, the investor may resell the loans to the Corporation at par value. As the Corporation expects relatively few such loans to become delinquent, the total amount of loans sold with recourse does not necessarily represent future cash requirements. Collateral obtained on such loans consists primarily of single-family residences. The unpaid principal balance of loans repurchased from investors totaled $469,000 and $648,000 for the three and six months ended June 30, 2014 and $228,000 for each of the three and six month periods ended June 30, 2013. Alternatively, investors make requests to be made whole on a loan whereby the property has been disposed of at a loss. The related expense excluding the reserves for repurchased loans was $1,000 and $163,000 for the three and six months ended June 30, 2014 and $371,000 and $1.2 million for the three and six months ended June 30, 2013.

In the ordinary course of business, there are legal proceedings against the Corporation and its subsidiaries. Management considers that the aggregate liabilities, if any, resulting from such actions would not have a material, adverse effect on the consolidated financial position of the Corporation.

We are a defendant in a pending lawsuit captioned Village of Kronenwetter v. AnchorBank, fsb, Marathon County, Wisconsin, Case No. 11-CV-1370, which is an action brought by the Village of Kronenwetter on November 14, 2011 to enforce and collect on a $4.4 million letter of credit issued by the Bank in support of the development of a mixed use TIF development in the Village of Kronenwetter, Wisconsin. The complaint alleges that the Bank wrongfully refused to honor a full draw on the letter of credit and that the developer failed to notify the plaintiff of the renewal of the letter of credit or to renew the letter of credit within the time limitations set forth in the development agreement. A specific reserve for loss on unfunded loan commitments was established at June 30, 2013 in the amount of $2.4 million due to a shortfall in the value of the residential real estate development supporting the letter of credit, $1.7 million of which was recorded during the quarter ended June 30, 2013. The specific reserve balance at June 30, 2014 remained at $2.4 million.

We are the plaintiff/counterclaim defendant in a pending lawsuit captioned AnchorBank, fsb v. Henriette McLean et al., Dane County, Wisconsin, Case No. 13-CV-811. The Bank is seeking to enforce personal guarantees executed by McLean related to amounts borrowed by Mineral Point Road Holdings, LLC (“MPRH”). At the time of the commencement of the lawsuit, March 7, 2013, McLean owed the Bank $363,302 under the guarantees. As a result of the recent sale of real estate owned by MPRH, the amount of the debt is now $300,127. The Bank has the right to obtain its attorneys’ fees incurred in collecting on the guarantees if it prevails in the lawsuit. On January 27, 2014, McLean filed a 196-paragraph Counterclaim against the Bank. McLean alleges various misconduct by the Bank related to its loans to MPRH and the procurement of her guarantees. Most of the counterclaims are based upon alleged misrepresentations and/or misrepresentations by omission. McLean is seeking the return of the $182,629 she paid to the Bank in 2012 under her guarantees, treble damages, and punitive damages. McLean has also filed a third-party complaint seeking contribution/indemnity from Joseph Gallina (the managing member of MPRH) and various entities controlled by Gallina.

Note 15—Commitments and Contingent Liabilities

The Corporation is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and financial guarantees which involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets. The contract amounts of those instruments reflect the extent of involvement and exposure to credit loss the Corporation has in particular classes of financial instruments. The same credit policies are used in making commitments and conditional obligations as for on-balance-sheet instruments. Since many of the commitments are expected to expire without being drawn upon, the total committed amounts do not necessarily represent future cash requirements.

Financial instruments whose contract amounts represent credit risk are as follows:

	December 31, 2013	March 31, 2013
	(In thousands)
Commitments to extend credit	$26,054	$34,697
Unused commitments	657	—
Unused lines of credit:
Home equity	109,414	108,628
Credit cards	22,751	28,541
Commercial	54,840	15,666
Letters of credit	17,131	15,546
Credit enhancement under the Federal Home Loan Bank of Chicago Mortgage Partnership Finance Program	15,877	15,877

Commitments to extend credit are in the form of a loan in the near future. Unused lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract and may be drawn upon at the borrowers’ discretion. Letters of credit commit the Corporation to make payments on behalf of customers when certain specified future events occur. Commitments and letters of credit primarily have fixed expiration dates or other termination clauses and may require payment of a fee. As some such commitments expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Corporation evaluates each customer’s creditworthiness on a case-by-case basis. With the exception of credit card lines of credit, the Corporation primarily extends credit on a secured basis. Collateral obtained consists primarily of single-family residences and income-producing commercial properties.

At December 31, 2013, the Corporation has $4.7 million of reserves on unfunded commitments, unused lines of credit, letters of credit and $2.6 million of reserves for repurchase of sold loans classified in other liabilities. The Corporation intends to fund commitments through current liquidity.

The Bank previously participated in the Mortgage Partnership Finance (MPF) Program of the Federal Home Loan Bank of Chicago (FHLB). The program was intended to provide member institutions with an alternative to holding fixed-rate mortgages in their loan portfolios or selling them in the secondary market. An institution participates in the MPF Program by either originating individual loans on a “flow” basis as agent for the FHLB pursuant to the “MPF 100 Program” or by selling, as principal, closed loans owned by an institution to the FHLB pursuant to one of the FHLB’s closed-loan programs. The program was discontinued in 2008 in its present format and the Bank no longer funds loans through the MPF program. The Bank does, however, continue to service the loans funded under the program and maintains the credit exposure and credit enhancement fees. Under the MPF Program, credit risk is shared by the participating institution and the FHLB by structuring the loss exposure in several layers, with the participating institution being liable for losses after application of an initial layer of losses (after any private mortgage insurance) is absorbed by the FHLB, subject to an agreed-upon maximum amount of such secondary credit enhancement which is intended to be in an amount equivalent to a “AA” credit risk rating by a rating agency. The participating institution receives credit enhancement fees from the FHLB for providing this credit enhancement and continuing to manage the credit risk of the MPF Program loans. Participating institutions are also paid specified servicing fees for servicing the loans.

The Corporation previously participated in the Mortgage Partnership Finance Program of the FHLB of Chicago (“MPF Program”). Pursuant to the credit enhancement feature of the MPF Program, the Corporation has retained a secondary credit loss exposure in the amount of $15.9 million at December 31, 2013 related to approximately $214.5 million of residential mortgage loans that the Corporation has originated and is still outstanding as agent for the FHLB. Under the credit enhancement, the FHLB is liable for losses on loans up to one percent of the original delivered loan balances in each pool up to the point the credit enhancement is reset. After the credit enhancement resets, the FHLB loss contingency could reduce depending upon losses experienced and loan balances. The Corporation is then liable for losses over and above the FHLB first loss position up to a contractually agreed-upon maximum amount in each pool that was delivered to the Program. The Corporation receives a monthly fee for this credit enhancement obligation based on the outstanding loan balances. The monthly fee received is net of losses under the MPF Program. The MPF Program was discontinued in 2008 in its present format and the Corporation no longer funds loans through the MPF Program.

Other loans sold to investors with recourse to the Corporation met the underwriting standards of the investor and the Corporation at the time of origination. In the event of default by the borrower, the investor may resell the loans to the Corporation at par value. As the Corporation expects relatively few such loans to become delinquent, the total amount of loans sold with recourse does not necessarily represent future cash requirements. Collateral obtained on such loans consists primarily of single-family residences. The unpaid principal balance of loans repurchased from investors totaled $1.8 million, $1.6 million and $1.7 million for the nine months ended December 31, 2013 and the fiscal years ending March 31, 2013 and 2012, respectively. Alternatively, investors make requests to be made whole on a loan whereby the property has been disposed of at a loss. The related expense was $687,000, $1.4 million, $1.9 million and $157,000 for the nine months ended December 31, 2013 and 2012 and the fiscal years ended March 31, 2013 and 2012, respectively.

In the ordinary course of business, there are legal proceedings against the Corporation and its subsidiaries. Management considers that the aggregate liabilities, if any, resulting from such actions would not have a material, adverse effect on the consolidated financial position of the Corporation.

We are a defendant in a pending lawsuit captioned Village of Kronenwetter v. AnchorBank, fsb, Marathon County, Wisconsin, Case No. 11-CV-1370, which is an action brought by the Village of Kronenwetter on November 14, 2011 to enforce and collect on a $4.4 million letter of credit issued by the Bank in support of the development of a mixed use TIF development in the Village of Kronenwetter, Wisconsin. The complaint alleges that the Bank wrongfully refused to honor a full draw on the letter of credit and that the developer failed to notify the plaintiff of the renewal of the letter of credit or to renew the letter of credit within the time limitations set forth in the development agreement. A specific reserve for loss on unfunded loan commitments was established at June 30, 2013 in the amount of $2.4 million due to a shortfall in the value of the residential real estate development supporting the letter of credit, $1.7 million of which was recorded during the quarter ended June 30, 2013. The specific reserve balance at December 31, 2013 remained at $2.4 million.

We are the plaintiff/counterclaim defendant in a pending lawsuit captioned AnchorBank, fsb v. Henriette McLean et al., Dane County, Wisconsin, Case No. 13-CV-811. The Bank is seeking to enforce personal guarantees executed by McLean related to amounts borrowed by Mineral Point Road Holdings, LLC (“MPRH”). At the time of the commencement of the lawsuit, March 7, 2013, McLean owed the Bank $363,302 under the guarantees. As a result of the recent sale of real estate owned by MPRH, the amount of the debt is now $300,127. The Bank has the right to obtain its attorneys’ fees incurred in collecting on the guarantees if it prevails in the lawsuit. On January 27, 2014, McLean filed a 196-paragraph Counterclaim against the Bank. McLean alleges various misconduct by the Bank related to its loans to MPRH and the procurement of her guarantees. Most of the counterclaims are based upon alleged misrepresentations and/or misrepresentations by omission. McLean is seeking the return of the $182,629 she paid to the Bank in 2012 under her guarantees, treble damages, and punitive damages. McLean has also filed a third-party complaint seeking contribution/indemnity from Joseph Gallina (the managing member of MPRH) and various entities controlled by Gallina.